UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Touradji Capital Management, LP

Address:  101 Park Avenue
          48th Floor
          New York, New York 10178

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Tom Dwan
Title:  Chief Financial Officer
Phone:  (212) 984-8899

Signature, Place and Date of Signing:

/s/ Tom Dwan                     New York, New York          February 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  55

Form 13F Information Table Value Total: $1,139

                                         (x000s)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number       Name

1         28-3498                    Touradji Global Resources Master Fund, Ltd.

                                                    FORM 13F INFORMATION TABLE
                                                         December 31, 2005
         COL 1               COL 2         COL 3      COL 4          COL 5               COL 6       COL 7        COL 8
                       TITLE                       VALUE      SHRS OR    SH/  PUT/  INVESMENT       OTHR     VOTING AUTHORITY
NAME OF ISSUER         OF CLASS         CUSIP      (x$1,000)  PRN AMT    PRN  CALL  DISCRETION      MNGRS  SOLE  SHARED     NONE
ATP OIL & GAS CORP     COM              00208J108     56,402  1,523,972   SH        Shared-Defined    1          1,523,972
AMERADA HESS CORP      COM               23551104      3,171     25,000   SH        Shared-Defined    1             25,000
BOIS D'ARC
  ENERGY, INC          COM              09738U103     30,347  1,913,400   SH        Shared-Defined    1          1,913,400
BRONCO DRILLING
  CO INC.              COM              112211107      7,131    309,900   SH        Shared-Defined    1            309,900
CAL DIVE INTL INC      COM              127914109        244      6,800   SH        Shared-Defined    1              6,800
CANO PETE INC          COM              137801106     12,421  1,613,100   SH        Shared-Defined    1          1,613,100
CARRIZO OIL & CO INC   COM              144577103     12,501    506,100   SH        Shared-Defined    1            506,100
CHESAPEAKE ENERGY
  CORP                 COM              165167107     62,318  1,964,000   SH        Shared-Defined    1          1,964,000
DELTA PETE CORP        COM NEW          247907207     92,608  4,253,950   SH        Shared-Defined    1          4,253,950
DEVON ENERGY CORP NEW  CALL             25179M103     15,635    250,000   SH  CALL  Shared-Defined    1            250,000
DIAMOND OFFSHORE
  DRILLING INC CMN     COM              25271C102     16,764    241,000   SH        Shared-Defined    1            241,000
ENCANA CORP            COM              292505104     45,291  1,002,900   SH        Shared-Defined    1          1,002,900
ENCANA CORP            COM              292505104      3,612     80,000   SH  CALL  Shared-Defined    1             80,000
ENCANA CORP            COM              292505104      4,516    100,000   SH  CALL  Shared-Defined    1            100,000
FALCONBRIDGE LTD
  NEW 2005             COM              306104100     25,126    848,000   SH        Shared-Defined    1            848,000
FRONTIER OIL CORP      COM              35914P105      7,919    211,000   SH        Shared-Defined    1            211,000
GMX RES INC            COM              38011M108     10,501    291,700   SH        Shared-Defined    1            291,700
GRANT PRIDECO INC      COM              38821G101     12,133    275,000   SH        Shared-Defined    1            275,000
HALLIBURTON CO         COM              406216101      1,239     20,000   SH        Shared-Defined    1             20,000
HERCULES OFFSHORE INC  COM              427093109     27,738    976,332   SH        Shared-Defined    1            976,332
INTERCONTINENTAL-
  EXCHANGE INC         COM              45865V100      1,272     35,000   SH        Shared-Defined    1             35,000
IPSCO INC              COM              462622101      1,751     21,100   SH        Shared-Defined    1             21,100
MITTAL STEEL CO N.V.   NY REG SH CL A   60684P101     16,140    613,000   SH        Shared-Defined    1            613,000
NEXEN INC              COM              65334H102    124,069  2,604,850   SH        Shared-Defined    1          2,604,850
NUCOR CORP             COM              670346105     47,291    708,800   SH        Shared-Defined    1            708,800
OYO GEOSPACE CORP      COM              671074102      2,111     74,166   SH        Shared-Defined    1             74,166
OIL SVCS HLDRS TR      DEPOSITORY RCPT  678002106      6,440     50,000   SH  PUT   Shared-Defined    1             50,000
OIL SVCS HLDRS TR      DEPOSITORY RCPT  678002106     77,280    600,000   SH  PUT   Shared-Defined    1            600,000
OIL STS INTL INC       COM              678026105      2,218     70,000   SH        Shared-Defined    1             70,000
OLYMPIC STEEL, INC.    COM              68162K106      3,096    124,569   SH        Shared-Defined    1            124,569
PARALLEL PETE
  CORP DEL             COM              699157103      7,984    469,400   SH        Shared-Defined    1            469,400
PENN VA CORP           COM              707882106     12,628    220,000   SH        Shared-Defined    1            220,000
PLAINS EXPL &
  PRODTN CO            COM              726505100     61,125  1,538,500   SH        Shared-Defined    1          1,538,500
RANGE RES CORP         COM              75281A109     20,018    760,000   SH        Shared-Defined    1            760,000
ROWAN COS INC          COM              779382100      2,334     65,500   SH  PUT   Shared-Defined    1             65,500
ST. MARY LD &
  EXPL CO.             COM              792228108     22,244    604,300   SH        Shared-Defined    1            604,300
SCHNITZER STL INDS     CL A             806882106      3,059    100,000   SH        Shared-Defined    1            100,000
SELECT SECTOR SPDR TR  SBI INT-ENERGY   81369Y506     15,093    300,000   SH   PUT  Shared-Defined    1            300,000
SEMPRA ENERGY          COM              816851109    2242.00     50,000   SH   PUT  Shared-Defined    1             50,000
SOUTHWESTERN
  ENERGY CO.           COM              845467109     16,166    449,800   SH        Shared-Defined    1            449,800
STEEL DYNAMICS INC     COM              858119100      7,635    215,000   SH        Shared-Defined    1            215,000
STORM CAT ENERGY
  CORP.                COM              862168101     15,216  5,158,062   SH        Shared-Defined    1          5,158,062
TALISMAN ENERGY INC.   COM              87425E103    121,270  2,293,300   SH        Shared-Defined    1          2,293,300
TALISMAN ENERGY INC.   COM              87425E103      5,288    100,000   SH  CALL  Shared-Defined    1            100,000
TODCO                  CL A             88889T107      1,903     50,000   SH        Shared-Defined    1             50,000
TOREADOR RES CORP      COM              891050106        612     29,050   SH        Shared-Defined    1             29,050
UNITED STATES STL
  CORP NEW             COM              912909108     24,054    500,400   SH        Shared-Defined    1            500,400
UNITED STATES STL
  CORP NEW             COM              912909108      7,210    150,000   SH  CALL  Shared-Defined    1            150,000
VALERO ENERGY
  CORP NEW             COM              91913Y100     38,029    737,000   SH        Shared-Defined    1            737,000
WESTMORELAND COAL
  CO CMN               COM              960878106        227      9,900   SH        Shared-Defined    1              9,900
WESTSIDE ENERGY
  CORPORATION CMN      COM              96149R100      1,113    318,000   SH        Shared-Defined    1            318,000
WILLIAMS COS INC DEL   COM              969457100      4,265    184,100   SH  CALL  Shared-Defined    1            184,100
XTO ENERGY CORP CMN    COM              98385X106      1,011     23,000   SH        Shared-Defined    1             23,000
GLOBALSANTAFE CORP     SHS              G3930E101      2,407     50,000   SH  PUT   Shared-Defined    1             50,000
TRANSOCEAN INC. CMN    ORD              G90078109     16,377    235,000   SH        Shared-Defined    1            235,000
                                                   1,138,795

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